Intangibles (Other intangibles, narrative) (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 5,300,000	$ 5,300,000	$ 10,600,000	$ 10,600,000
Other Contractual Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Utilization of intangible assets	$ 0	$ 0	$ 0	$ 0